Fair Value Measurements of the Master Trust - Schedule of Assets at Fair Value by Level (Details) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total asset fair value	$ 1,574,659,870	$ 1,385,502,212
Level 1, Level 2, and Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total asset fair value	441,880,260	394,328,023
Level 1, Level 2, and Level 3 | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Total asset fair value	326,152,025	286,047,219
Level 1, Level 2, and Level 3 | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total asset fair value	79,879,705	62,442,672
Level 1, Level 2, and Level 3 | Ingersoll Rand Company Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total asset fair value	35,848,530	45,838,132
Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Total asset fair value	441,880,260	394,328,023
Level 1 | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Total asset fair value	326,152,025	286,047,219
Level 1 | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total asset fair value	79,879,705	62,442,672
Level 1 | Ingersoll Rand Company Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total asset fair value	35,848,530	45,838,132
Level 2
EBP, Investment, Fair Value and NAV [Line Items]
Total asset fair value	0	0
Level 2 | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Total asset fair value	0	0
Level 2 | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total asset fair value	0	0
Level 2 | Ingersoll Rand Company Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total asset fair value	0	0
Level 3
EBP, Investment, Fair Value and NAV [Line Items]
Total asset fair value	0	0
Level 3 | Registered investment companies
EBP, Investment, Fair Value and NAV [Line Items]
Total asset fair value	0	0
Level 3 | Self-directed brokerage accounts
EBP, Investment, Fair Value and NAV [Line Items]
Total asset fair value	0	0
Level 3 | Ingersoll Rand Company Stock
EBP, Investment, Fair Value and NAV [Line Items]
Total asset fair value	0	0
Net Asset Value Per Share
EBP, Investment, Fair Value and NAV [Line Items]
Total asset fair value	$ 1,132,779,610	$ 991,174,189